UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Eidelman Virant Capital

Address:   8000 Maryland Avenue
           Suite 380
           Saint Louis, Missouri 63105


Form 13F File Number: 028-14231


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rob Bertman
Title:  Chief Compliance Officer
Phone:  314-727-0519

Signature,  Place,  and  Date  of  Signing:

/s/ Rob Bertman                    Saint Louis, MO                    5/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:
	``````````````````````````````````````````````````````````````````````````
Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             133

Form 13F Information Table Value Total:  $     	155,212
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS     SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- -------- -------- --------
1ST CONSTITUTION BANCORP       COM              31986N102      318    39235 SH       SOLE                 39235    0        0
ALEXANDER & BALDWIN INC        COM              014482103      872    18000 SH       SOLE                 18000    0        0
AMERIANA BANCORP               COM              023613102       78    16500 SH       SOLE                 16500    0        0
AOL INC			       COM		00184X105      379    20000 SH	     SOLE		  20000    0        0
APPLE INC                      COM              037833100      420      701 SH       SOLE                   701    0        0
ARCH COAL INC                  COM              039380100      866    80850 SH       SOLE                 80850    0        0
ASHLAND INC NEW                COM              044209104      305     5000 SH       SOLE                  5000    0        0
ASTROTECH CORP                 COM              046484101        9    10800 SH       SOLE                 10800    0        0
AT&T INC                       COM              00206R102     1014    32466 SH       SOLE                 32466    0        0
BALLANTYNE STRONG INC          COM              058516105       88    16550 SH       SOLE                 16550    0        0
BANCORP INC DEL		       COM              05969A105      845    84200 SH       SOLE                 84200    0        0
BANK COMM HLDGS                COM              06424J103      221    50001 SH       SOLE                 50001    0        0
BAR HBR BANKSHARES             COM              066849100      336    10100 SH       SOLE                 10100    0        0
BLOUNT INTL INC NEW            COM              095180105     3086   185000 SH       SOLE                185000    0        0
BONANZA CREEK ENERGY INC       COM              095180105      787    36000 SH       SOLE                 36000    0        0
BP PLC                         SPONSORED ADR    055622104     2011    44679 SH       SOLE                 44679    0        0
BRITTON & KOONTZ CAP CORP      COM              111091104     1035   115041 SH       SOLE                115041    0        0
BUNGE LIMITED                  COM              G16962105     1677    24500 SH       SOLE                 24500    0        0
CALPINE CORP NEW               COM NEW          131347304      172    10000 SH       SOLE                 10000    0        0
CASELLA WASTE SYS INC	       CL A             147448104      623   100000 SH       SOLE                100000    0        0
CATERPILLAR INC DEL            COM              149123101      735     6896 SH       SOLE                  6896    0        0
CENTURYLINK INC                COM              156700106      610    15792 SH       SOLE                 15792    0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     3896    61400 SH       SOLE                 61400    0        0
CHESAPEAKE ENERGY CORP         COM              165167107      857    36980 SH       SOLE                 36980    0        0
CITIGROUP INC                  COM              172967101     5395   147600 SH       SOLE                147600    0        0
CITIZENS SOUTH BKG CP DEL      COM              176682102      414    91000 SH       SOLE                 91000    0        0
COMMUNITY WEST BANCSHARES      COM              204157101       51    20000 SH       SOLE                 20000    0        0
COCA COLA CO                   COM              191216100      587     7925 SH       SOLE                  7925    0        0
CODORUS VY BANCORP INC         COM              192025104      311    27771 SH       SOLE                 27771    0        0
COLFAX CORP                    COM              194014106      881    25000 SH       SOLE                 25000    0        0
CONOCOPHILLIPS                 COM              20825C104      357     4697 SH       SOLE                  4697    0        0
CONSOL ENERGY INC              COM              20854P109     1266    37134 SH       SOLE                 37134    0        0
CONSUMER PORTFOLIO SVCS INC    COM              210502100       71    56775 SH       SOLE                 56775    0        0
CORONADO BIOSCIENCES INC       COM              21976u109       85    10000 SH       SOLE                 10000    0        0
CSX CORP                       COM              126408103     2183   101450 SH       SOLE                101450    0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     3306   333406 SH       SOLE                333406    0        0
DNB FINL CORP                  COM              233237106      570    41023 SH       SOLE                 41023    0        0
DARLING INTL INC               COM              237266101     1045    60000 SH       SOLE                 60000    0        0
DELL INC                       COM              24702R101     3037   183000 SH       SOLE                183000    0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1534    29000 SH       SOLE                 29000    0        0
DYNAVAX TECHNOLOGIES CORP      COM              268158102       81    16200 SH       SOLE                 16200    0        0
E M C CORP MASS                COM              268648102     2749    92000 SH       SOLE                 92000    0        0
EDIETS COM INC                 COM NEW          280597204       26    53945 SH       SOLE                 53945    0        0
ENERGIZER HLDGS INC            COM              29266R108     8071   108800 SH       SOLE                108800    0        0
ENTERPRISE FINL SVCS CORP      COM              293712105      290    24700 SH       SOLE                 24700    0        0
EXIDE TECHNOLOGIES             COM NEW          302051206      126    40100 SH       SOLE                 40100    0        0
EXXON MOBIL CORP               COM              30231G102      442     5100 SH       SOLE                  5100    0        0
FEDERAL MOGUL CORP             COM              313549404      430    25000 SH       SOLE                 25000    0        0
FIRST BUS FINL SVCS INC WI     COM              319390100     2838   149372 SH       SOLE                149372    0        0
FIRSTCITY FINL CORP            COM              33761X107      365    41791 SH       SOLE                 41791    0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1210    31800 SH       SOLE                 31800    0        0
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     4875   213450 SH       SOLE                213450    0        0
GENCORP INC                    COM              368682100     2127   299555 SH       SOLE                299555    0        0
GLEN BURNIE BANCORP            COM              377407101      247    24741 SH       SOLE                 24741    0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      848     6821 SH       SOLE                  6821    0        0
GRAFTECH INTL LTD              COM              384313102     1336   111900 SH       SOLE                111900    0        0
HARBINGER GROUP INC            COM              41146A106      870   168000 SH       SOLE                168000    0        0
HARDINGE INC                   COM              412324303      166    17500 SH       SOLE                 17500    0        0
HEXCEL CORP NEW                COM              428291108     2424   100950 SH       SOLE                100950    0        0
HOMEOWNERS CHOICE INC          COM              43741E103      171    13500 SH       SOLE                 13500    0        0
HOPFED BANCORP INC             COM              439734104      624    74412 SH       SOLE                 74412    0        0
HORIZON BANCORP IND            COM              440407104     2143   115861 SH       SOLE                115861    0        0
ICONIX BRAND GROUP INC         COM              451055107     1186    68250 SH       SOLE                 68250    0        0
INFINERA CORPORATION           COM              45667G103     2383   293500 SH       SOLE                293500    0        0
ING PRIME RATE TR              SH BEN INT       44977W106      114    20000 SH       SOLE                 20000    0        0
INSTEEL INDUSTRIES INC         COM              45774W108      122    10000 SH       SOLE                 10000    0        0
INTEGRATED ELECTRICAL SVC      COM              45811E301       61    15941 SH       SOLE                 15941    0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1216     5830 SH       SOLE                  5830    0        0
INVESCO VAN KAMPEN SR INC TR   COM              46131H107      225    45839 SH       SOLE                 45839    0        0
ISHARES TR                     DJ US INDEX FD   464287846      240     3400 SH       SOLE                  3400    0        0
ITURAN LOCATION AND CONTROL    SHS              M6158M104      160    11900 SH       SOLE                 11900    0        0
JOHNSON & JOHNSON              COM              478160104     3037    46040 SH       SOLE                 46040    0        0
JPMORGAN CHASE & CO            COM              46625H100      239     5200 SH       SOLE                  5200    0        0
KANSAS CITY SOUTHERN           COM NEW          485170302     4122    57500 SH       SOLE                 57500    0        0
KEYCORP NEW                    COM              493267108      247    29000 SH       SOLE                 29000    0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104      962   131800 SH       SOLE                131800    0        0
LSB FINL CORP                  COM              501925101      600    35163 SH       SOLE                 35163    0        0
LEAR CORP                      COM NEW          521865204     2856    61425 SH       SOLE                 61425    0        0
LONE PINE RES INC              COM              54222A106     5426   834700 SH       SOLE                834700    0        0
MFRI INC                       COM              552721102       75    10000 SH       SOLE                 10000    0        0
MGIC INVT CORP WIS             COM              552848103      104    21000 SH       SOLE                 21000    0        0
MAINSOURCE FINANCIAL GP INC    COM              56062Y102      550    45678 SH       SOLE                 45678    0        0
MARTHA STEWART LIVING OMNIME   COM              573083102     1318   346000 SH       SOLE                346000    0        0
MEDICAL ACTION INDS INC        COM              501925101      106    18572 SH       SOLE                 18572    0        0
METRO BANCORP INC PA           COM              59161R101      117    10000 SH       SOLE                 10000    0        0
MICRON TECHNOLOGY INC          COM              595112103     7174   886175 SH       SOLE                886175    0        0
MICROSOFT CORP                 COM              594918104      698    21625 SH       SOLE                 21625    0        0
MOSAIC CO NEW                  COM              61945C103      276     5000 SH       SOLE                  5000    0        0
NCR CORP NEW                   COM              62886E108      651    30000 SH       SOLE                 30000    0        0
NORTHROP GRUMMAN CORP          COM              666807102      267     4375 SH       SOLE                  4375    0        0
O2MICRO INTERNATIONAL LTD      SPONS ADR        67107W100     2564   457100 SH       SOLE                457100    0        0
OLIN CORP                      COM PAR $1       680665205     4265   196100 SH       SOLE                196100    0        0
OMEGA PROTEIN CORP             COM              68210P107     1307   171786 SH       SOLE                171786    0        0
PACIFIC PREMIER BANCORP        COM              69478X105     1255   156902 SH       SOLE                156902    0        0
PAN AMERICAN SILVER CORP       COM              697900108      834    37800 SH       SOLE                 37800    0        0
PARAGON SHIPPING INC           CL A             69913R309       32    39000 SH       SOLE                 39000    0        0
PARAMOUNT GOLD & SILVER CORP   COM              69924P102       23    10000 SH       SOLE                 10000    0        0
PFIZER INC                     COM              717081103     1785    78825 SH       SOLE                 78825    0        0
PSB HLDGS INC                  COM              69360N108      615    23649 SH       SOLE                 23649    0        0
PULASKI FINL CORP              COM              745548107     1623   205185 SH       SOLE                205185    0        0
RADIAN GROUP INC               COM              750236101       44    10000 SH       SOLE                 10000    0        0
READING INTERNATIONAL INC      CL A             755408101     3104   666002 SH       SOLE                666002    0        0
RED LION HOTELS CORP           COM              756764106     1123   136787 SH       SOLE                136787    0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      222    13300 SH       SOLE                 13300    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      228    13993 SH       SOLE                 13993    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      695    40900 SH       SOLE                 40900    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770      676    41803 SH       SOLE                 41803    0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR PRF M   780097796      292    17760 SH       SOLE                 17760    0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      314    16300 SH       SOLE                 16300    0        0
SABINE ROYALTY TR              UNIT BEN INT     785688102      361     6000 SH       SOLE                  6000    0        0
SANFILIPPO JOHN B & SON INC    COM              800422107      868    69600 SH       SOLE                 69600    0        0
SOUTHERN CONN BANCORP INC      COM              84264A102       35    19107 SH       SOLE                 19107    0        0
STRATEGIC DIAGNOSTICS INC      COM              862700101       56    30000 SH       SOLE                 30000    0        0
SWIFT ENERGY CO                COM              870738101      581    20000 SH       SOLE                 20000    0        0
SWS GROUP INC                  COM              78503N107       65    11400 SH       SOLE                 11400    0        0
SYMMETRICOM INC                COM              871543104     1616   280000 SH       SOLE                280000    0        0
TELEPHONE & DATA SYS INC       SPL COM          879433860     2386   103050 SH       SOLE                103050    0        0
TITANIUM METALS CORP           COM NEW          888339207     1444   106500 SH       SOLE                106500    0        0
TOWER FINANCIAL CORP           COM              891769101      659    62200 SH       SOLE                 62200    0        0
TRANSOCEAN LTD                 REG SHS          H8817H100      709    12965 SH       SOLE                 12965    0        0
UNITEDHEALTH GROUP INC         COM              91324P102     1185    20100 SH       SOLE                 20100    0        0
UQM TECHNOLOGIES INC           COM              903213106       30    20000 SH       SOLE                 20000    0        0
USA TECHNOLOGIES INC           COM NO PAR       90328S500       32    25000 SH       SOLE                 25000    0        0
VISA INC                       COM CL A         92826C839     2950    25000 SH       SOLE                 25000    0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     1213    43850 SH       SOLE                 43850    0        0
WALGREEN CO                    COM              931422109     2683    80100 SH       SOLE                 80100    0        0
WAL MART STORES INC            COM              931142103     1205    19682 SH       SOLE                 19682    0        0
WENDYS CO                      COM              95058W100     3240   646800 SH       SOLE                646800    0        0
WESTERN UN CO                  COM              959802109      211    12000 SH       SOLE                 12000    0        0
WHITING PETE CORP NEW          COM              966387102     2680    49350 SH       SOLE                 49350    0        0
WISDOMTREE TRUST               JP SMALLCP DIV   97717W958      425     9325 SH       SOLE                  9325    0        0
WORLD HEART CORP               COM NO PAR       980905400        3    12238 SH       SOLE                 12238    0        0
YADKIN VALLEY FINANCIAL CORP   COM              984314104      250    86504 SH       SOLE                 86504    0        0
